                                                   DEFINED ASSET FUNDSSM
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GOVERNMENT                    The objective of these Defined Funds is safety of
SECURITIES                    capital and a high yield to maturity by investing
INCOME FUND                   in fixed portfolios of stripped U.S. Treasury
U.S. GOVERNMENT ZERO          securities that pay no interest until maturity.
COUPON BOND                   Units in the Trusts are sold only to employee
SERIES 3                      benefit plans established by Merrill Lynch & Co.,
U.S. GOVERNMENT ZERO          Inc. and its affiliates for their employees. The
COUPON BOND                   Treasury Securities in the Portfolios, but not
SERIES 8                      Fund Units, represent direct obligations of the
(UNIT INVESTMENT TRUSTS)      United States government.
------------------------------The value of Units will fluctuate with the value
/ / U.S. GOVERNMENT SECURITIESof the Portfolios, which varies with changes in interest rates.



                              --------------------------------------------------
                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                              DISAPPROVED
                              BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                              STATE
                              SECURITIES COMMISSION NOR HAS THE COMMISSION OR
                              ANY
                              STATE SECURITIES COMMISSION PASSED UPON THE
                              ACCURACY
                              OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                              TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              --------------------------------------------------
                              INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
SPONSOR:                      AND RETAIN IT FOR FUTURE REFERENCE.
Merrill Lynch,                INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Pierce, Fenner & Smith        1-800-221-7771.
Incorporated                  PROSPECTUS DATED JULY 24, 1998.

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Defined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined U.S. Treasury Portfolios
----------------------------------------------------------------

Our defined portfolios of stripped U.S. Treasury Securities offer you a simple and convenient way to lock in an interest rate when Units are held until maturity of the underlying Stripped Treasury Securities.

INVESTMENT OBJECTIVES

To obtain safety of capital as well as a high yield to maturity through investment in a fixed portfolio of stripped U.S. Treasury Securities. For each 10 Units held until maturity of a Trust, the Holder will receive total distributions of about $1,000. Distributions could change if Securities are paid or sold before maturity, of if Trust expenses change. Units in the Trusts will be sold only to employee benefit plans and compensation arrangements of Merrill Lynch (the 'Plans') as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. The choice of maturities is offered to enable Plan allocations to be tailored to participants' retirement planning objectives and financial requirements. Each Plan will invest in Units of the Trusts in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interest of an employee in the Units is subject to the terms of the Plan. The rights of a Plan as a Holder of Units should be distinguished from the rights of an employee. The term 'Holder' in this Prospectus shall refer to the Plans, to the Sponsor if it holds Units (see Market for Units) and to any employee who holds Units distributed from a Plan.
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Defining Your Portfolio
----------------------------------------------------------------

PORTFOLIO COMPOSITION

Each Fund consists of 2 different Trusts, each designated by the year in which the Stripped Treasury Securities mature. Each Trust holds primarily Stripped Treasury Securities, but also an interest-bearing Treasury Note, deposited to provide cash income to pay Trust expenses. The U.S. Treasury Securities in each Trust, but not the Portfolios or the Units, represent direct obligations of the United States.

TAX INFORMATION

The gross interest income on all Securities in a Trust is taxable to Holders. Each Stripped Treasury Security will be treated for Federal income tax purposes as having 'original issue discount,' which must be amortized over the remaining term of the Stripped Treasury Security and included in a Holder's ordinary gross income before the Holder receives the cash attributable to that income. These tax consequences would apply to an employee only if he becomes a Holder by taking Units upon terminating participation in the Plan. See Taxes. The final distribution will be made in cash following the maturity of the Stripped Treasury Securities in the Trust, and may include any amount received upon the sale of Securities to meet redemptions of Units which exceeds the amount necessary to meet those redemptions and any accumulated net interest income. Principal from maturity of the Treasury Note will not be distributed until disposition of the Stripped Treasury Security in the Trust.
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Defining Your Risks
----------------------------------------------------------------

U.S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. Stripped Treasury Securities do not make any periodic payments of interest prior to maturity; accordingly, each Trust's Portfolio as a whole is priced at a deep discount from face amount and Unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer.

Unit price fluctuates and the value of units will decline if interest rates increase. Because of the possible maturity, sale or other disposition of Securities, the size, composition and return of a Portfolio may change at any time. The sale price of Units may be more or less than the cost of your Units.

There is no assurance that the Trusts will achieve their investment objective.

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                  Defined U.S. Government Zero Coupon Series 3
--------------------------------------------------------------------------------

OFFER PRICE PER UNIT

     1999 Trust                             $91.951

     2009 Trust                             $53.432

The Offer Price as of March 31, 1998, the evaluation date, is based on the net asset value per Unit, determined as described under Redemption -- Computation of Redemption Price per Unit, plus the Adjustment Factor, currently $.138 per Unit on the 1999 Trust and $.107 on the 2009 Trust. The Adjustment Factor, added in computing the Offer Price and deducted in computing Redemption Price, represents an estimated of the cost of buying or selling securities for the Trust (so those costs are not borne by the Trust). The Offer Price on any subsequent date will vary.
There is no sales charge on purchases of Units. Income on Units is subject to the Sponsor's administrative fee accrued at the rate shown, which reimburses the Sponsor for its direct costs (without profit) in creating and administering the Trust. See the chart on p. 10 for the percentage which the present value of the administrative fee represents at various Unit Prices. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 3:30 p.m. Eastern time on every business day.

INCOME ACCOUNT DISTRIBUTIONS

Interest on the Treasury Notes is designed to equal Trust expenses.

Although no periodic distributions of income are expected, the Sponsor may direct the Trustee to distribute any accumulated net interest income on any date during the second full week in June or December of any year, or on any later date in those months, specified by the Sponsor.

PRINCIPAL DISTRIBUTIONS

As each Stripped Treasury Security matures, the proceeds will be distributed to investors.

ESTIMATED YIELD TO MATURITY AS OF MARCH 31, 1998

     1999 Trust                             5.242%*
     2009 Trust                             5.716%*

TERMINATION DATE

Each Portfolio will generally terminate following the maturity date of Stripped Treasury Securities in the Trust. Each Trust must terminate within one year after the last maturing Security therein.
------------
* Represents annual percentage return to investors based on amortization of discount, compounded semi-annually, divided by the Offer Price per Unit, and assumes that interest income will equal expenses and other deductions. This figure will change with changes in the Offer Price and Trust expenses.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                              Amount per 10 Units
                           -------------------------
                           1999 Trust    2009 Trust
                           -----------   -----------
Trustee's Fee              $       0.50  $       0.50
Sponsor's Administrative
  Fee                      $       1.11  $       0.74
Other Operating Expenses   $       0.21  $       0.14
                           -----------   -----------
TOTAL                      $       1.82  $       1.38


EVALUATOR'S FEE FOR EACH EVALUATION

Minimum of $5.00 plus $0.25 for each issue of underlying Securities in excess of 50 issues, treating separate maturities as separate issues (see Expenses and Charges).

Maximum Sponsor Administrative Fees per 10 units of $1.80 for the 1999 Trust and $8.23 for the 2009 Trust, assuming that you hold your units until termination of the Trust.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price will be based on the then current net asset value per Unit minus the Adjustment Factor (see Redemption--Computation of Redemption Price per Unit in Part B). The redemption and secondary market repurchase price per unit as of March 31, 1998, the evaluation date, was $91.675 for the 1999 Trust ($0.276 per unit less than the Offer Price) and $53.218 for the 2009 Trust ($0.214 per unit less than the Offer Price).

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                  Defined U.S. Government Zero Coupon Series 8
--------------------------------------------------------------------------------

OFFER PRICE PER UNIT

     2004 Trust                             $71.623

     2014 Trust                             $39.458

The Offer Price as of March 31, 1998, the evaluation date, is based on the net asset value per Unit, determined as described under Redemption -- Computation of Redemption Price per Unit, plus the Adjustment Factor, currently $.107 per Unit on the 2004 Trust and $.118 on the 2014 Trust. The Adjustment Factor, added in computing the Offer Price and deducted in computing Redemption Price, represents an estimated of the cost of buying or selling securities for the Trust (so those costs are not borne by the Trust). The Offer Price on any subsequent date will vary.
There is no sales charge on purchases of Units. Income on Units is subject to the Sponsor's administrative fee accrued at the rate shown, which reimburses the Sponsor for its direct costs (without profit) in creating and administering the Trust. See the chart on p. 10 for the percentage which the present value of the administrative fee represents at various Unit Prices. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 3:30 p.m. Eastern time on every business day.

INCOME ACCOUNT DISTRIBUTIONS

Interest on the Treasury Notes is designed to equal Trust expenses.

Although no periodic distributions of income are expected, the Sponsor may direct the Trustee to distribute any accumulated net interest income on any date during the second full week in June or December of any year, or on any later date in those months, specified by the Sponsor.

PRINCIPAL DISTRIBUTIONS

As each Stripped Treasury Security matures, the proceeds will be distributed to investors.

     ESTIMATED YIELD
TO MATURITY AS OF                                                 MARCH 31, 1998

     2004 Trust                             5.527%*
     2014 Trust                             5.852%*

TERMINATION DATE

Each Portfolio will generally terminate following the maturity date of Stripped Treasury Securities in the Trust. Each Trust must terminate within one year after the last maturing Security therein.
------------
* Represents annual percentage return to investors based on amortization of discount, compounded semi-annually, divided by the Offer Price per Unit, and assumes that interest income will equal expenses and other deductions. This figure will change with changes in the Offer Price and Trust expenses.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                              Amount per 10 Units
                           -------------------------
                           2004 Trust    2014 Trust
                           -----------   -----------
Trustee's Fee              $       0.50  $       0.50
Sponsor's Administrative
  Fee                      $       0.46  $       0.36
Other Operating Expenses   $       0.25  $       0.13
                           -----------   -----------
TOTAL                      $       1.21  $       0.99


EVALUATOR'S FEE FOR EACH EVALUATION

Minimum of $5.00 plus $0.25 for each issue of underlying Securities in excess of 50 issues, treating separate maturities as separate issues (see Expenses and Charges).

Maximum Sponsor Administrative Fees per 10 units of $2.82 for the 2004 Trust and $5.81 for the 2014 Trust, assuming that you hold your units until termination of the Trust.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price will be based on the then current net asset value per Unit minus the Adjustment Factor (see Redemption--Computation of Redemption Price per Unit in Part B). The redemption and secondary market repurchase price per unit as of March 31, 1998, the evaluation date, was $71.409 for the 2004 Trust ($.214 per unit less than the Offer Price) and $39.222 for the 2014 Trust ($.236 per unit less than the Offer Price).

FUND STRUCTURE

     Each Fund consists of two separate unit investment trusts (each a 'Trust') created under New York law by one Trust indenture (the 'Indenture') among the Sponsor, the Trustee and the Evaluator. Holders of Units in a Trust will have the right to have their Units redeemed (see Redemption) if the Units cannot be sold in the market which the Sponsor intends to maintain (see Market for Units). Redemption will be made in securities ('in kind') or in cash at the option of the Holder.

     With the initial deposit in each Trust, a proportionate relationship was established between the face amounts of Stripped Treasury Securities and the Treasury Note therein. Additional Units may be issued on deposit of additional Securities by the Sponsor or on deposit of cash (or a bank letter of credit) to purchase Securities. In either case, the additional Securities will have maturities identical to those in the Trust and maintain precisely the original proportionate relationship among the face amounts of each type of Security. Units will to the extent practicable continue to represent the identical face amount of each Security. However, it may not be practicable to maintain this identical face amount per Unit because of, among other reasons, changes in prices. Units in the Trusts may be continuously offered for sale by means of this Prospectus (see Sale of Units--Distribution), resulting in a potential increase in the number of outstanding Units of each Trust (see Selection and Acquisition of Securities).

As used herein, 'Securities' includes the Stripped Treasury Securities and interest-bearing Treasury Note deposited in the Trusts and described under Portfolios and any additional Treasury Securities deposited thereafter or contracts for the purchase thereof together with an irrevocable letter or letters of credit sufficient to perform such contracts.

ML PLANS

     As the Sponsor is a 'party in interest' with respect to certain ML Plans, it is prohibited by ERISA from selling Units to or buying them from these Plans. Accordingly, these ML Plans will purchase Units directly from the Trustee and may only tender Units to the Trustee for redemption. The Sponsor is also prohibited from acting as dealer, and from charging for its services as broker, for the Trust in acquiring Securities with monies paid for Units, and in selling Securities to pay redemptions of Units, by ML Plans. In addition, ERISA prohibits the Sponsor from receiving compensation or other consideration except for reimbursement of its direct expenses. Therefore, the proceeds of the Sponsor's administrative fee paid by any ML Plan will be used to reimburse the Sponsor for these expenses, and the Sponsor will not collect the administrative fee on Units held by ML Plans at any time when it has no unreimbursed expenses.

RISK FACTORS

     An investment in Units should be made with an understanding of the risks which an investment in deep discount debt obligations may entail, including the risk that the value of the Trust's portfolio (the 'Portfolio') and hence of the Units will decline with increases in interest rates. High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with those and other economic problems, have contributed to recent wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Furthermore, a Holder (but not employees before they terminate Plan participation--see Taxes) will have significant amounts of taxable income attributable to it before the receipt of the cash attributable to that income.

SPECIAL CHARACTERISTICS OF STRIPPED TREASURY SECURITIES

     Stripped Treasury Securities are sold at a deep discount from their face amounts payable at maturity because the buyer of those securities receives only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these securities acquire, in effect, discount obligations that are economically identical to the zero-coupon bonds that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount. Accordingly, the Trusts are not a suitable investment for persons seeking current cash distributions.

     Because interest on zero coupon debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accrued and reinvested interest (and of a fund comprised of these obligations), is subject to greater fluctuations than on obligations which distribute income regularly. Accordingly, while the full faith and credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater market risk than in a fund which is invested in debt obligations of comparable maturity which pay interest currently. This risk is greater when the period to maturity is longer.

     Stripped Treasury Securities held by a Trust shall consist solely of registered U.S. Treasury debt obligations, which may be held through the Federal Reserve Bank's book entry system called 'Separate Trading of Registered Interest and Principal of Securities' ('STRIPS'). STRIPS, while direct obligations of the United States and issued under programs introduced by the U.S. Treasury, are not issued directly by the U.S. government. The STRIPS program facilitates secondary market stripping of selected Treasury notes and bonds into individual principal and interest components by purchasers with access to a book-entry account at a Federal Reserve bank. Those obligations may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits separate trading and ownership of interest and principal payments. The Federal Reserve does not charge a fee for this service, but book-entry transfers of interest and principal components are subject to the same fee schedule generally applicable to transfers of Treasury securities. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount, and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest.

     A Holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of the cash attributable to that income. However, a qualified retirement plan is not taxed on income.

     Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the 'interest' method which generally will result in a lesser amount of includible income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the 'interest' method described above, the 'interest' method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period (see Taxes).

DESCRIPTION OF THE FUND

THE PORTFOLIO

     The Portfolio of each Trust consists of different issues of Stripped Treasury Securities, with fixed maturity dates and not having any equity or conversion features, that do not pay interest before maturity and as such were purchased at a deep discount (see above) and of the Treasury Note deposited in order to provide cash income with which to pay the expenses of the Trust and the Sponsor's administrative fee.

SELECTION AND ACQUISITION OF SECURITIES

     In selecting Securities for deposit in a Trust, the following factors, among others, were considered by Defined Asset Funds of Merrill Lynch, Pierce, Fenner & Smith Incorporated: (i) the types of securities available; (ii) the prices of those securities relative to other comparable securities; (iii) the extent to which those securities trade at a discount from par once the interest coupons are stripped; (iv) the yield to maturity of those securities; and (v) the maturities of those securities.

     The yield to maturity and discount from par on securities of the type deposited in the Trusts are dependent on a variety of factors, including general money market conditions, general conditions of the bond market, prevailing interest rates and the maturities of the securities.

     Each Trust consists of the Securities (or contracts to purchase the Securities) listed under Portfolios and any additional Securities acquired pursuant to the terms of the Indenture (including provisions with respect to deposit of Securities in connection with the sale of additional Units) as long as they may continue to be held from time to time in the Trust together with accrued and undistributed interest on any interest-bearing securities deposited in order to pay the expenses of the Trust and the Sponsor's administrative fee, undistributed cash representing payments of principal and cash realized from the disposition of Securities.

     Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver any Security that has been purchased for a Trust under a contract ('Failed Security'), the Sponsor is authorized under the Indenture to direct the Trustee to acquire Replacement

Securities to make up the portfolio of the Trust. Replacement Securities for Securities initially deposited must be deposited into the Trust within 110 days after the Initial Date of Deposit; Replacement Securities for Securities deposited thereafter must be deposited within 20 days after delivery of notice of the Failed Security; the purchase price may not exceed the amount of funds reserved for the purchase of the Failed Security. The Replacement Securities must be Securities issued by the U.S. Treasury (or under the STRIPS program), that (i) make no periodic payments of interest (or, in the case of an interest-bearing Treasury Note used to pay expenses, are of the same issue),
(ii) have a fixed maturity identical to that of the Failed Security, (iii) are purchased at a price that results in a yield to maturity as of the date of deposit of the Failed Security which is equivalent (taking into consideration then-current market conditions) to the yield to maturity of the Failed Security and (iv) are not when, as and if issued obligations. If this right of substitution is not utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor will cause to be refunded any attributable sales charge plus the attributable Cost of Securities to Trust, plus accrued interest and amortization attributable to the relevant Security.

     Because certain of the Securities from time to time may be sold under certain circumstances described herein, each Trust is not expected to retain its present size and composition (see Redemption). The Indenture also authorizes the increase of the size and number of Units of any Trust by the deposit of additional Securities or cash and the issue of a corresponding number of additional Units, provided that the maturity and proportionate relationship of any additional Securities so acquired is identical to those of the Securities initially deposited in the Trust.

INCOME AND ESTIMATED YIELD TO MATURITY

     The estimated yield to maturity per Unit of each Trust is the annual percentage return to the investor based on amortization of discount, compounded semi-annually, divided by the Unit Offer Price. It is assumed that interest income on the Treasury Note will equal expenses and other deductions. If the price of the Units is less than stated under Defining Your Investment, the yield to maturity will be greater; if the price is greater (other than additional accrued original discount), the yield to maturity will be less.

     The economic effect of purchasing Units is that the investor who holds his Units until maturity of the underlying Securities should receive approximately a fixed yield, not only on his original investment but on all earned discount during the life of the Securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, an investor in the Units, unlike an investor in a fund comprised of customary securities, virtually eliminates his risk of being unable to invest distributions at a rate as high as the yield on his Trust, but will forgo the ability to reinvest at higher rates in the future.

     The price per Unit of each Trust will vary in accordance with fluctuations in the prices of the Securities held by the Trust. Changes in the Offer and Redemption Price per Unit or in a Trust's expenses will result in changes in the yields to maturity.

TAXES

     While Units are held by a Plan, neither it nor any participating employee will be taxable on income from the Trust. An employee who elects to receive his pro rata portion of Units held by a Plan that is qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the 'Code') when he terminates participation in such Plan and does not roll over those Units to an eligible retirement plan as described in Section 402(c) of the Code, will be taxable under rules applicable to qualified plan distributions as described in Section 402 of the Code. Thereafter, the employee will be taxable as a Holder as described below and should consult his tax adviser in this regard.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsor, under existing law:

        Each Trust will not be taxed as a corporation for federal income tax purposes or for New York State or City purposes, and each Holder will be considered to own directly a share of each Security in the Trust. Each Holder will be considered to have received the income on his pro rata portion of each Security in the Trust in the manner set forth below.

        The total cost to a Holder for its Units (in the case of an individual Holder the fair market value of his Units on the date the Plan distributes them to him) is allocated among the Holder's pro rata portion of each Security in its Trust (in proportion to the fair market value thereof on that date) in order to determine its tax cost for the pro rata portion of each Security. A Holder will be entitled to add to its tax cost of its pro rata portion of each Security that portion of the administrative fee which is not characterized as imputed interest (see below).

        Each Trust consists primarily of Stripped Treasury Securities. A Holder is required to treat its pro rata portion of each Stripped Treasury Security in its Trust as a bond that was originally issued on the date the Holder purchased its Units (for an individual Holder, the date of distribution) at an original issue discount equal to the excess of the stated redemption price at maturity over the Holder's tax cost therefor as discussed above, and to include annually in income a portion of such original issue discount determined under a formula which takes into account the compounding of interest. Holders are required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. The amount of accrued original issue discount so included in income in respect of a Holder's pro rata portion of a Security is added to the Holder's tax basis therefor.

        Each Holder will be considered to have received the income on its pro rata portion of the Treasury Note in its Trust when interest on the Note is received by its Trust even though the interest is used to pay Trust expenses. An individual Holder who itemizes deductions may deduct his pro rata share of the fees and expenses of his Trust only to the extent that such amount, together with the Holder's other miscellaneous deductions, exceeds 2% of his adjusted gross income. The Internal Revenue Code further restricts the ability of an individual Holder with an adjusted gross income in excess of specified amounts (for 1998, $124,500 or $62,250 for a married person filing a separate return) to claim itemized deductions (including his pro rata share of Trust expenses).

        A Holder will generally recognize capital gain or loss upon disposition of all or part of its pro rata portion of a Security in its units) for an amount greater or less than its orginal tax cost therefor, increased by the amount of original issue disccount included in the Holder's gross income as discussed above.

        The excess of a non-corporate Holder's net long-term capital gains over his net short term capital losses may be subject to tax at a lower rate than ordinary income. A capital gain or loss is long-term if the investment is held for more than one year and short-term if held for one year or less. Because the deduction of capital losses its subject to limitation, a Holder may not be able to deduct all his capital losses. A Holder who is an individual and has held his pro rata portions of Securities for more than 18 months may be entitled to a 20% maximum federal tax rate for gains from the sale of these Securities or corresponding Units. Holders should consult their tax advisers in this regard.

        The Sponsors believe that Holders who are individuals will not be subject to any state or local personal income taxes on the interest received or deemed received by the Trust. However, Holders (including individuals) may be subject to state and local taxes on any capital gains derived from the Trust and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes and estate and inheritance taxes) on their Units or the income derived therefrom. In addition, individual Holders (and any other Holders which are not subject to state and local taxes on the interest income derived from the Trust) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by the Trust or for any interest on money borrowed to purchase their Units. Holders should consult their tax advisers regarding the state ane local taxes that may result from an investment in the Trust.

                                    *  *  *

     After the end of each calendar year, the Trustee will furnish to each Holder an income report, including the Holder's pro rata portion of the fees and expenses paid by its Trust. In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator. The Trustee will also furnish annual information returns to each Holder and to the Internal Revenue Service (including a return with respect to original issue discount).

SALE OF UNITS

UNIT OFFER PRICE

     The Offer Price per Unit of a Trust is computed as of the Evaluation Time by adding the value of the underlying Securities, as determined by the Evaluator as described under Redemption--Computation of Redemption Price per Unit, plus the Adjustment Factor, subtracting any liabilities and dividing by the number of Units outstanding. The Adjustment Factor is initially .0015 for the 1999 Trust and .0020 for the 2009 Trust; and .0015 for the 2004 Trust and .0030 for the 2014 Trust. The Adjustment Factor (as determined by the Sponsor) may be changed for each calendar quarter but in no event will it exceed .007 for the 1999 Trust or .0115 for the 2009 Trust, or .0061 for the 2004 Trust or .0158 for the 2014 Trust. This factor is designed to cover the Trust's costs, without profit, of buying and selling securities in connection with sales and redemptions of Units, and is intended to ensure that the prices for purchases or sales of Units match as closely as possible the market value of the underlying Securities. A proportionate share of any cash in the Capital Account not allocated to the purchase of Securities is added. Because the income on the Treasury Note is designed to exactly equal the Trust expenses, accrued interest on the Note is not reflected in the offer, repurchase or redemption prices of Units. If there is an expense deficit at termination of a Trust, either the Trustee will waive part of its fee or the Sponsor will bear sufficient expenses to eliminate the deficit. The Offer Price per Unit of a Trust will vary after the date of this prospectus in accordance with fluctuations in the evaluations of the underlying Securities. Amortization of discount will increase the the evaluation of the Securities over time.

     No sales charge is payable. Instead, Units are subject to the Sponsor's administrative fee at the annual rates set forth under Defining Your Costs. If a Holder sells or redeems Units before the maturity of a Trust, except for the Adjustment Factor only the administrative fees accrued to the date of sale or redemption will be payable, and this will have the effect of reducing the rate of administrative fees. Similarly, if Units are purchased after the Initial Date of Deposit, the purchaser will not pay fees previously accrued and this will also have the effect of reducing the rate of administrative fees. The following chart states the Sponsor's administrative fees as percentages of the prices at various intervals. It is assumed that the Trust expenses and the accrued Sponsor's administrative fee will exactly offset any accrued interest. There is no minimum purchase.

                PRESENT VALUE OF SPONSOR'S ADMINISTRATIVE FEE AS
              PERCENT OF PRICE PER 10 UNITS AT SELECTED INTERVALS*


                                                                             PRICE PER
                                                                                 10
                                                                              UNITS AS
                                                                                 OF
                                                                             MARCH 31,
                                                                               1998,
                                                                                THE
                                                                             EVALUATION
                                                                $25 LESS        DATE        $25 MORE      $50 MORE     $100 MORE
                                                               ----------    ----------    ----------    ----------    ----------
U.S. GOVERNMENT ZERO COUPON
SERIES 3:


1999 TRUST          Public Offering Price                      $   894.91    $    919.51   $   944.51    $   969.51    $ 1,019.51
                                                                     1.65           1.69         1.72          1.76          1.83
                    Present value of Sponsor's
                     administrative fee
                                                                     0.18%          0.18%        0.18%         0.18%         0.18%
                    Sponsor's administrative fee
2009 TRUST          Public Offering Price                      $   509.32    $    534.32   $   559.32    $   584.32    $   634.32
                                                                     5.83           5.97         6.10          6.23          6.49
                    Present value of Sponsor's
                     administrative fee
                                                                     1.15%          1.12%        1.09%         1.07%         1.02%
                    Sponsor's administrative fee


U.S. GOVERNMENT ZERO COUPON
SERIES 8:


2004 TRUST          Public Offering Price                      $   691.23    $    716.23   $   741.23    $   766.23    $   816.23
                                                                     2.29           2.34         2.38          2.42          2.51
                    Present value of Sponsor's
                     administrative fee
                                                                     0.33%          0.33%        0.32%         0.32%         0.31%
                    Sponsor's administrative fee
2014 TRUST          Public Offering Price                      $   369.58    $    394.58   $   419.58    $   444.58    $   494.58
                                                                     3.59           3.69         3.80          3.90          4.09
                    Present value of Sponsor's
                     administrative fee
                                                                     0.97%          0.94%        0.90%         0.88%         0.83%
                    Sponsor's administrative fee

------------------

* These represent the maximum fees and figures assume that Units are purchased on the Evaluation Date, and are held until maturity of the Trust. Purchase after that date or sale before maturity will result in lesser deductions and therefore a lesser rate of administrative fee. The present value is computed at the same interest rate as the estimated yield to maturity at each purchase price.

     Evaluations of the Securities are determined by the Evaluator taking into account the same factors referred to under Redemption--Computation of Redemption Price per Unit. The determinations are made on each business day, effective for all sales made since the last of these evaluations. The term 'business day', as used herein and under 'Redemption', shall exclude Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, Washington's birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following Federal holidays: Columbus Day and Veterans Day.

     Because of fluctuations in the market prices of the Securities and the fact that the Adjustment Factor and the accrued portion of the administrative fee will be deducted from amounts paid to Holders upon redemption, among other reasons, the amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for these Units.

SPONSOR'S PROFITS

     The Sponsor receives the administrative fee through periodic deductions at the rates set forth above and through deduction of a pro rata portion of the accrued administrative fee at the time of any redemption.

     The following chart sets forth the estimated maximum dollar amount payable on account of the Sponsor's administrative fee assuming that Holders hold their Units for the following periods of time from March 31, 1998, the Evaluation
Date:
                       MAXIMUM DOLLAR AMOUNT PER 10 UNITS
               PAYABLE ON ACCOUNT OF SPONSOR'S ADMINISTRATIVE FEE


                                U.S. GOVERNMENT                         U.S. GOVERNMENT
                                  ZERO COUPON                             ZERO COUPON
                                    SERIES 3                                SERIES 8
                    --------------------------------------------------------------------------------
     YEARS HELD          1999 TRUST          2009 TRUST          2004 TRUST          2014 TRUST
----------------------------------------------------------------------------------------------------
                  1             $   1.11            $   0.74           $    0.46           $    0.36
                  2                 1.80                1.48                0.92                0.72
                  3                                     2.22                1.38                1.08
                  4                                     2.96                1.84                1.44
                  5                                     3.70                2.30                1.80
                  6                                     4.44                2.75                2.16
                  7                                     5.18                2.82                2.52
                  8                                     5.92                                    2.88
                  9                                     6.66                                    3.24
                 10                                     7.40                                    3.60
                 11                                     8.14                                    3.96
                 12                                     8.23                                    4.32
                 13                                                                             4.68
                 14                                                                             5.04
                 15                                                                             5.40
                 16                                                                             5.76
                 17                                                                             5.81


     The Sponsor may also realize a profit or loss on each deposit of Securities in a Trust. This is the difference between the cost of the Securities to the Trusts (which is based on the mean between the bid and offering side evaluation of the Securities on the date of deposit) and the purchase price of those Securities to the Sponsor. To the extent additional Units continue to be offered for sale, the Sponsor also may realize profits or sustain losses as a result of fluctuations after the date of deposit in the Offer Price of the Units. Employees may incur an annual account maintenance fee after termination of Plan participation--see Expenses and Charges below. Cash, if any, made available by buyers of Units to the Sponsor prior to the settlement dates for purchase of Units may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

     In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units and the prices at which it resells or redeems those Units, as the case may be.

MARKET FOR UNITS

     While the Sponsor is not obligated to do so, it intends to maintain a secondary market for Units of each Trust and continuously to offer to purchase Units of each Trust at the Redemption Price per Unit. Market conditions and the adjustment factor may cause the prices available in the market maintained by the Sponsor or upon exercise of redemption rights to be more or less than the amount paid for Units. The market prices of Stripped Treasury

Securities, and hence of the Units, are subject to greater fluctuations than the prices of securities making current payments of interest. The Sponsor, of course, does not in any way guarantee the enforceability, marketability or price of any Securities in the Trusts or of the Units. The Sponsor may discontinue purchases of Units of any Trust should the supply of Units exceed demand or for other business reasons.

     The Sponsor may redeem any Units it has purchased in the secondary market or through the Trustee in accordance with the procedures described below if it determines it is undesirable to continue to hold those Units in its inventory.

REDEMPTION

     Units may be redeemed on any business day, as defined under Sale of Units--Unit Price, by delivery to the Trustee of a request for redemption, and payment of any relevant tax, without any other fee. Holders' signatures must be guaranteed by an eligible guarantor institution or in some other manner acceptable to the Trustee. In certain instances the Trustee may require additional documents including, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

     The Trustee will redeem Units either in cash or, at the option of certain qualified Holders as specified in writing to the Trustee, in kind. Unless otherwise specified, redemptions will be made in cash. On the seventh calendar day following the tender (or if the seventh calendar day is not a business day on the first business day prior thereto), the Holder will be entitled to receive the proceeds of the redemption in an amount and value of Securities per Unit equal to the Redemption Price per Unit (see below) as determined as of the Evaluation Time next following the tender.

     The Trustee is empowered to sell Securities from a Trust in order to make funds available for cash redemptions. The Securities to be sold so as to maintain, as closely as practicable, the percentage relationship between the face amounts of Stripped Treasury Securities and the Treasury Note in the Trust at the time of sale. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts which would be specified would range from $25,000 to $100,000.

     Holders tendering Units for redemption may, in lieu of receiving cash, request the Trustee to distribute in kind an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the Evaluation Time next following the tender. The distribution in kind on redemption of Units will be held by a Distribution Agent for the account of, and for disposition in accordance with the instructions of, the tendering Holder. If a qualified tendering Holder requests redemption in kind, the Trustee as Distribution Agent for the account of the redeeming Holder will sell the Securities and distribute the net cash proceeds to the Holder (unless he requests that the in kind redemption be held on a book entry system for his account). In implementing these redemption procedures, the Trustee and Distribution Agent shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Holder, the Trustee may sell Securities according to the criteria discussed above.

     To the extent that Securities in a Trust are redeemed in kind or sold, the size of the Trust will be reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum face amounts in which Securities are required to be sold, the proceeds of sale may, if the Sponsor fails to purchase Units tendered for redemption, exceed the amount required at the time to redeem Units; any excess proceeds will be deposited in the Capital Account. See Administration of the Fund--Accounts and Distributions. The price received upon redemption may be more than or less than the amount paid by the Holder depending on the value of the Securities in the Trust at the time of redemption.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange, Inc. is closed other than for customary weekend and holiday closings or (2) for any period during which, as determined by the Securities and Exchange Commission, (i) trading on that Exchange is restricted or (ii) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (3) for any other periods which the Commission may by order permit.

COMPUTATION OF REDEMPTION PRICE PER UNIT

     Redemption Price per Unit of a Trust is computed by the Trustee as of the Evaluation Time on each June 30 and December 31 (or the last business day prior thereto), on any business day, as of the Evaluation Time next following the tender of any Unit for redemption, and on any other business day desired by the Trustee or the Sponsor, by adding (a) the value of the Securities in the Trust, (b) cash on hand in the Trust (other than cash covering contracts to purchase Securities), (c) accrued and unpaid interest on these Securities up to but not including the date of redemption and (d) all other assets of the Trust; deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses, (x) the Adjustment Factor at the applicable rate, (y) accrued administrative fees payable and (z) any cash held for distribution to Holders of record as of a date prior to the evaluation; and dividing the result by the number of Units outstanding as of the date of computation. The Adjustment Factor will not be deducted from a redemption in kind nor from the distribution when a Trust terminates.

     The value of the Securities is determined by the Evaluator in the following manner: (a) on the basis of the mean between the current bid and offering prices for the Securities, (b) if bid and offering prices are not available for any Securities, on the basis of current bid and offering prices for comparable securities, (c) by appraising the value of the Securities, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in that type of securities. On the day on which a Holder is entitled to receive the Redemption Price, the accrued but unpaid administrative fee will be deducted from the accrued interest on the Securities to provide funds to meet such redemption and will be distributed to the Sponsor.

     While Securities of the type included in the Trusts' Portfolios involve minimal risk of loss of principal when held to maturity, due to variations in interest rates the market value of the Securities and Redemption Price per Unit can be expected to fluctuate during the period of an investment in a Trust.

EXPENSES AND CHARGES

SPONSOR'S ADMINISTRATIVE FEE

     An administrative fee, to reimburse the Sponsor for certain expenses described under Fund Structure--ML Plans, at the rates set forth under Investment Summary, calculated on a daily basis, will be deducted from interest income received by each Fund semi-annually and will be distributed to the Sponsor upon certification of its reimbursable expenses.

FEES

     The Trustee's and Evaluator's fees are set forth under Defining Your Costs. The Trustee's fees for its services as Trustee, payable in semi-annual installments, are accrued daily based on the number of Units in a Trust. Certain regular and recurring expenses of each Trust, including the Evaluator's fee and certain mailing and printing expenses, are also included in the amount set forth under Defining Your Costs as Trustee's Fee. Expenses in excess of the amount included for these expenses will be borne by the Trusts. The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

     When an employee receives Units from a Plan, he may establish an individual account or deposit the Units in an existing account with Merrill Lynch. Merrill Lynch currently charges annual maintenance fees on some types of accounts. The individual Holder would be responsible for any such charge. The fee is not payable if the employee is the record holder of the Units.

OTHER CHARGES

     These include: (a) fees of the Trustee for extraordinary services, (b) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken to protect any Trust, (e) indemnification of the Trustee for any loss, liabilities and expenses incurred without gross negligence, bad faith or wilful misconduct on its part, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred without gross negligence, bad faith, wilful misconduct or reckless disregard of its duties and
(g) expenditures incurred in contacting Holders upon termination of a Trust. The amounts of these charges and fees are secured by a lien on the Trust and, if the balances in the Income and Capital Accounts (see below) are insufficient, the Trustee has the power to sell Securities to pay these amounts.

ADMINISTRATION OF THE FUND

RECORDS

     The Trustee keeps a register of the names, address and holdings of all Holders of each Trust. The Trustee also keeps records of the transactions of each Trust, including a current list of the Securities and a copy of the Indenture, which are available to record Holders for inspection at the office of the Trustee at reasonable times during business hours.

ACCOUNTS AND DISTRIBUTIONS

     The terms of the Securities provide for payment to the holders thereof (including the Trusts) upon their maturities. Interest received on any Securities in a Trust which bear current interest, including that part of the proceeds of any disposition of any such Security which represents accrued interest and any late payment penalties, is credited to an Income Account for the applicable Trust and other receipts to a Capital Account for the Trust. While income distributions are not anticipated, the Sponsor is authorized in its discretion to direct the Trustee to distribute any accumulated net income in June or December of any year. Distributions for Holders as of the Record Day normally will be made by mail on the following Distribution Day and shall consist of an amount substantially equal to each Holder's pro rata share of the distributable cash balance of the Income Account of the Trust computed as of the close of business on the Record Day. The balance in the Capital Account shall be distributed on the business day following the maturity of the Stripped Treasury Securities in the Trust Portfolio; the Record Day for that distribution shall be the business day immediately preceding the distribution day. The Trustee will acquire additional Securities as directed by the Sponsor, in the original proportionate relationship between face amounts, if there is a sufficient cash balance in the Capital Account.

      The amount to be distributed may change as Securities are exchanged, paid or sold. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, amounts which it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Funds held by the Trustee in the various accounts created under the Indenture do not bear interest.

PORTFOLIO SUPERVISION

     Each Trust is part of a unit investment trust and its not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolios of the Trusts, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from a Trust. However, the Sponsor may direct the disposition of Securities upon default in payment of amounts due on any Securities which is not promptly cured, institution of certain legal proceedings, default in payment of amounts due on other Treasury Securities, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities in any Trust detrimental to the interest of the Holders of that Trust. If a default in payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security.

REPORTS TO HOLDERS

     The Trustee will furnish Holders of record with each distribution a statement of the amounts of interest and other receipts which are being distributed, expressed in each case as a dollar amount per Unit. After the end of each calendar year (usually within twenty to sixty days), the Trustee will furnish to Holders of record a statement (i) summarizing transactions for the year in the Income, Capital and Reserve Accounts of the Trust, (ii) indentifying Securities sold and purchased during the year and listing Securities held and the number of Units oustanding at the end of the year by the Trust, (iii) stating the Trust's Redemption Price per Unit based upon the computation thereof made at the end of that year and (iv) specifying the amounts distributed during that year from the Trust's Income and Capital Accounts. The accounts of each Trust shall be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of the accountants shall be furnished by the Trustee to Holders upon request.

     In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator.

UNCERTIFICATED UNITS

     All Holders are required to hold their Units in uncertificated form. The Trustee will credit a Holder's account with the number of Units held by the Holder. This relieves the Holder of the responsibility of safekeeping of certificates and the need to deliver certificates upon sale or redemption of Units. Units are transferable by the Trustee, with a payment of $2.00 if required by the Trustee (or such other amount as may be specified by the Trustee and approved by the Sponsor) for each transfer and any sums payable for taxes or other governmental charges imposed upon these transactions and compliance with the formalities necessary to redeem Units.

AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, or (c) to make any other provisions which do not adversely affect the interest of the Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units then outstanding, provided that none of these amendments or waivers will reduce the interest in any Trust of any Holder without the consent of the Holder or reduce the percentage of Units required to consent to any of these amendments or waivers without the consent of all Holders.

     The Indenture will terminate upon the earlier of the disposition of the last Security held thereunder or the mandatory termination date. The Indenture as to any Trust may be terminated at any time by written instrument executed by the Sponsor and consented to by Holders of 51% of the Units. The Trustee will deliver written notice of any termination to each Holder within a reasonable period of time prior to the termination, specifying the times at which the Holders may surrender their Certificates for cancellation. Within a reasonable period of time after the termination, the Trustee must sell all of the Securities then held and distribute to each Holder, upon surrender for cancellation of his Certificates, and after deductions for accrued but unpaid fees, taxes and governmental and other charges, the Holder's interest in the Income and Capital Accounts. This distribution will normally be made by mailing a check in the amount of each Holder's interest in these accounts to the address of the Holder appearing on the record books of the Trustee.

RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY

THE TRUSTEE

     The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units at any time or by the Sponsor without the consent of any of the Holders, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities or if for any reason the Sponsor determines in good faith that the replacement of the Trustee is in the best interests of the Holders. The resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of resignation or removal the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Trustee in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any of these actions taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

THE EVALUATOR

     The Evaluator may resign or may be removed, effective upon the acceptance of appointment by its successor, by the Sponsor, who is to use its best efforts to appoint a successor promptly. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notification, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or the Holders for errors in judgment. This provision, however, shall not protect the Evaluator in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof.

THE SPONSOR

     If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts or (c) continue to act as Trustee without terminating the Indenture. The Sponsor shall be under no liability to the Trusts or to the Holders for taking any action or for refraining from the taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Sponsor in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in that event shall be relieved of all futher liability under the Indenture.

MISCELLANEOUS

TRUSTEE

     The Trustee of the Fund is The Bank of New York, a New York banking corporation with its Unit Investment Trust Department address at P.O. Box 974, Wall Street Station, New York, New York 10268-0974 (which is subject to supervision by the New York Superintendent of Banks, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System).

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor.

AUDITORS

     The financial statements, including the Portfolios of the Trusts, included herein have been audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion appearing herein and have been so included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

SPONSOR

     The Sponsor is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business, and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. The Sponsor and Merrill Lynch Asset Management, Inc., a Delaware corporation and subsidiary of Merrill Lynch & Co., Inc., the parent of the Sponsor, are engaged in the investment advisory business. The Sponsor has acted as sponsor of a number of series of unit investment trusts. The Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsor, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of these companies and sells securities to these companies in its capacity as a broker or dealer in securities.

CODE OF ETHICS

     The Sponsor has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Sponsor's responsibilities to the Funds.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

REPORT OF INDEPENDENT ACCOUNTANTS
The Sponsor, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 8:

We have audited the accompanying statements of condition of the 2004 Trust and the 2014 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8, including the portfolios, as of
March 31, 1998 and the related statements of operations and of changes in net assets for the period February 3 to March 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1998, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8 at March 31, 1998 and the results of their operations and changes in their net assets for the above-stated period in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
June 23, 1998

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES  - 8

STATEMENTS OF CONDITION
AS OF MARCH 31, 1998












                                                                            2004
                                                                            TRUST
TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $1,241,644) (Note 1)                                            $1,232,129
  Accrued interest receivable                                                    854
  Receivable for securities sold                                             101,463

            Total trust property                                           1,334,446

LESS LIABILITIES:
  Advance from trustee                                       $    213
  Accrued expenses                                                187
  Redemptions payable                                         114,550        114,950

NET ASSETS (Note 2)                                                       $1,219,496

UNITS OUTSTANDING                                                         17,197.680

UNIT VALUE                                                                    $70.91

                                                                            2014
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $4,522,658) (Note 1)                                            $4,528,331
  Receivable for units created                                                24,635
  Accrued interest receivable                                                  4,225
  Cash                                                                        45,591

            Total trust property                                           4,602,782

LESS LIABILITIES:
  Payable for securities purchased                           $ 91,510
  Accrued expenses                                                956
  Redemptions payable                                           1,598         94,064

NET ASSETS (Note 2)                                                       $4,508,718

UNITS OUTSTANDING                                                        114,887.494

UNIT VALUE                                                                    $39.24


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8












STATEMENTS OF OPERATIONS

                                                                          2004 TRUST



                                                                         February 3,
                                                                              to
                                                                          March 31,
                                                                             1998

INVESTMENT INCOME:
  Interest income                                                           $    243
  Accretion of original issue discount                                         9,126
  Trustees' fees and expenses                                                   (282)
  Sponsors' fees                                                                 (95)
  Organizational expenses                                                    (11,500)

  Net investment loss                                                         (2,508)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Realized loss on securities sold or redeemed                                  (377)
  Unrealized depreciation of  investments                                     (9,515)

  Net realized and unrealized loss on investments                             (9,892)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(12,400)

                                                                          2014 TRUST

                                                                          February 3
                                                                              to
                                                                          March 31,
                                                                             1998

INVESTMENT INCOME:
  Interest income                                                           $  1,061
  Accretion of original issue discount                                        28,793
  Trustees' fees and expenses                                                   (741)
  Sponsors' fees                                                                (405)
  Organizational expenses                                                    (18,000)

  Net investment income                                                       10,708

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on securities sold or redeemed                                 3,101
  Unrealized appreciation of investments                                       5,673

  Net realized and unrealized gain on investments                              8,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 19,482

                  See Notes to Financial Statements.













DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2004 TRUST


                                                                         February 3,
                                                                              to
                                                                          March 31,
                                                                             1998

OPERATIONS:
  Net investment income                                                   $   (2,508)
  Realized loss on securities sold or redeemed                                  (377)
  Unrealized depreciation of investments                                      (9,515)

  Net decrease in net assets resulting from
    operations                                                               (12,400)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                             1,642,730
  Redemptions of units                                                      (534,574)

  Net capital share transactions                                           1,108,156

NET INCREASE IN NET ASSETS                                                 1,095,756

NET ASSETS AT BEGINNING OF PERIOD                                            123,740

NET ASSETS AT END OF PERIOD                                               $1,219,496

PER UNIT:
  Net asset value at end of period.                                           $70.91

TRUST UNITS OUTSTANDING AT END OF PERIOD                                  17,197.680


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8












STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2014 TRUST

                                                                         February 3,
                                                                              to
                                                                          March 31,
                                                                             1998
OPERATIONS:
  Net investment income                                                   $   10,708
  Realized gain on securities sold or redeemed                                 3,101
  Unrealized appreciation of investments                                       5,673

  Net increase in net assets resulting from operations                        19,482

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                             4,837,030
  Redemptions of units                                                      (471,223)

  Net capital share transactions                                           4,365,807

NET INCREASE IN NET ASSETS                                                 4,385,289

NET ASSETS AT BEGINNING OF PERIOD                                            123,429

NET ASSETS AT END OF PERIOD                                               $4,508,718

PER UNIT:
  Net asset value at end of period                                            $39.24

TRUST UNITS OUTSTANDING AT END OF PERIOD                                 114,887.494


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The Fund consists of the 2004 and 2014 Trusts, each a separate unit investment trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see











"Redemption - Computation of Redemption Price Per Unit" in this
Prospectus).

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

(c) Each Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 1998

     2004 TRUST

       Cost of 17,197.680 units at Dates of Deposit                  $1,230,340
       Redemption of units - Net cost of 7,494.010 units
         redeemed less redemption amounts                                 1,556
       Realized loss on securities sold or redeemed                        (377)
       Unrealized depreciation of investments                            (9,515)
       Net capital applicable to Holders                              1,222,004
       Undistributed net investment loss - accretion of
         original issue discount ($9,126) less excess
         ($11,634) of fees and expenses over interest income             (2,508)

       Net assets                                                    $1,219,496

     2014 TRUST

       Cost of 114,887.494 units at Dates of Deposit                 $4,491,024
       Redemption of units - Net cost of 12,008.889 units
         redeemed less redemption amounts                                (1,788)
       Realized gain on securities sold or redeemed                       3,101
       Unrealized appreciation of investments                             5,673
       Net capital applicable to Holders                              4,498,010
       Undistributed net investment income - accretion of
         original issue discount ($28,793) less excess
         ($18,085) of fees and expenses over interest income             10,708

       Net assets                                                    $4,508,718

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trusts as follows:

                         February 3,
                              to
       Trust            March 31, 1998












       2004               22,962.840
       2014              123,763.613

     Units were redeemed as follows:

                         February 3,
                              to
       Trust            March 31, 1998

       2004                7,494.010
       2014               12,008.889

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 1998, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trusts will make distributions on the first business day following the maturity of their holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

PORTFOLIOS
AS OF MARCH 31, 1998

           Portfolio No. and Title                 Interest                    Face         Adjusted
                of Securities                        Rates    Maturities      Amount         Cost(1)       Value(1)

2004 TRUST
  1  Stripped Treasury Securities(2)                0.000%    5/15/04       $ 1,698,000     $1,210,066     $1,201,009
  2  U.S. Treasury Notes                            7.250     5/15/04            28,815         31,578         31,120












     Total                                                                   $ 1,726,815    $1,241,644     $1,232,129

2014 TRUST
  1  Stripped Treasury Securities (2)               0.000%    5/15/14       $11,376,000     $4,342,413     $4,349,022
  2  U.S. Treasury Bonds                            7.250     5/15/16           157,461        180,245        179,309

     Total                                                                   $11,533,461    $4,522,658     $4,528,331

(1)
                  See Notes to Financial Statements.
(2)   See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.

                             Defined
                             Asset FundsSM


SPONSOR:                                GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     U.S. Government Zero Coupon Bond Series
Defined Asset Funds                     3
P.O. Box 9051                           U.S. Government Zero Coupon Bond Series
Princeton, NJ 08543-9051                8
(609) 282-8500                          Unit Investment Trusts
EVALUATOR:                              This Prospectus does not contain all of
Interactive Data Services               the information with respect to the
14 Wall Street                          investment company set forth in its
New York, NY 10005                      registration statement and exhibits
TRUSTEE:                                relating thereto which have been filed
The Bank of New York                    with the Securities and Exchange
Unit Investment Trust Department        Commission, Washington, D.C. under the
P.O. Box 974                            Securities Act of 1933 and the
Wall Street Division                    Investment Company Act of 1940, and to
New York, NY 10268-0974                 which reference is hereby made. Copies
1-800-221-7771                          of filed material can be obtained from
                                        the Public Reference Section of the
                                        Commission, 450 Fifth Street, N.W.,
                                        Washington, D.C. 20549 at prescribed
                                        rates. The Commission also maintains a
                                        Web site that contains information
                                        statements and other information
                                        regarding registrants such as Defined
                                        Asset Funds that file electronically
                                        with the Commission at
                                        http://www.sec.gov.
                                        ------------------------------
                                        No person is authorized to give any
                                        information or to make any
                                        representations with respect to this
                                        investment company not contained in its
                                        registration statement and exhibits
                                        related thereto; and any information or
                                        representation not contained herein must
                                        not be relied upon as having been
                                        authorized.
                                        ------------------------------
                                        This Prospectus does not constitute an
                                        offer to sell or the solicitation of an
                                        offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
                                        11352--7/98


                                       16